9. LEASES: Schedule of lease expense and other information related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating lease expense	$ 6,721,970
Operating cash flows from operating leases	$ 6,564,569
Weighted-average remaining lease term - operating leases (in years)	6 years 10 months 10 days
Weighted-average discount rate - operating leases	5.67%
Lease Maturity	$ 38,127,700	$ 21,605,245
Lease Maturity, Interest	(6,472,138)
Present Value of Lease Liability	31,655,562
2020
Lease Maturity	6,823,468	5,930,343
2021
Lease Maturity	6,152,783	4,361,351
2022
Lease Maturity	5,556,754	2,836,961
2023
Lease Maturity	4,737,533	1,357,035
2024
Lease Maturity	4,008,787
2025 and beyond
Lease Maturity	$ 10,848,375
2019
Lease Maturity		7,015,801
2024 and beyond
Lease Maturity		$ 103,754